Teachers Insurance and Annuity Association of America	F. Scott Thomas
College Retirement Equities Fund	Associate General Counsel
8500 Andrew Carnegie Boulevard	Advocacy & Oversight
Charlotte, NC 28262	704-988-3687 (tele)
704-988-0102 (fax)
sthomas@tiaa-cref.org

April 25, 2011

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

          On behalf of the TIAA-CREF Funds (the “Trust”), we are attaching for filing Post Effective Amendment No. 41 to the above-captioned registration statement on Form N-1A (“Amendment No. 41”), including exhibits.

          Amendment No. 41 is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 (“1933 Act”), and it is proposed to become effective on April 29, 2011. Pursuant to paragraph (b)(4) of Rule 485 under the 1933 Act, the undersigned represents that Amendment No. 41 does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

          The purpose of Amendment No. 41 is to offer two new series of the Trust: the Lifecycle 2055 Fund and Lifecycle Index 2055 Fund (collectively, the “New Funds”). Amendment No. 41 responds to comments we received from the SEC Staff on March 22, 2011 to the prospectuses for the New Funds. Amendment No. 41 also updates certain financial and other information for the New Funds. The prospectuses and statement of additional information for the New Funds in Amendment No. 41 are tagged to highlight changes made to the prior versions of each document included in Post-Effective Amendment No. 38 filed by the Trust on February 11, 2011.

          If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-3687 or John McCann at (704) 988-6543.

Sincerely,

/s/ F. Scott Thomas

F. Scott Thomas

cc: Stewart P. Greene (via interoffice)